Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	€ 21,770	€ 16,709
Loans and advances to customers 7	683,611	647,313
Deposits from banks	16,723	23,257
Customer deposits	691,661	650,276
Debt securities in issue2	142,367	124,670
Subordinated loans	17,878	15,401
Financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	16,499	22,799
Customer deposits	691,287	649,609
Debt securities in issue2	142,905	125,253
Subordinated loans	18,357	15,361
Financial liabilities	869,048	813,022
Financial liabilities | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks
Customer deposits
Debt securities in issue2	79,254	62,197
Subordinated loans	17,968	15,050
Financial liabilities	97,221	77,248
Financial liabilities | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	8,208	15,066
Customer deposits	61,916	52,486
Debt securities in issue2	61,651	42,606
Subordinated loans	389	311
Financial liabilities	132,164	110,469
Financial liabilities | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	3,943	3,968
Customer deposits	46,984	41,063
Debt securities in issue2	2,000	20,450
Subordinated loans
Financial liabilities	52,927	65,482
Financial liabilities | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	16,723	23,257
Customer deposits	691,661	650,276
Debt securities in issue2	142,367	124,670
Subordinated loans	17,878	15,401
Financial liabilities	868,630	813,603
Financial liabilities | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	4,348	3,764
Customer deposits	582,387	556,060
Debt securities in issue2
Subordinated loans
Financial liabilities	586,735	559,824
Financial Assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	21,766	16,662
Loans and advances to customers 7	667,410	623,381
Securities at amortised cost	48,303	46,010
Financial assets	737,479	686,053
Financial Assets | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks
Loans and advances to customers 7
Securities at amortised cost	42,871	40,041
Financial assets	42,871	40,041
Financial Assets | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	15,614	11,430
Loans and advances to customers 7	18,626	14,602
Securities at amortised cost	2,908	4,277
Financial assets	37,149	30,308
Financial Assets | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	2,957	2,511
Loans and advances to customers 7	630,493	593,098
Securities at amortised cost	2,523	1,693
Financial assets	635,973	597,302
Financial Assets | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	21,770	16,709
Loans and advances to customers 7	683,611	647,313
Securities at amortised cost	50,273	48,313
Financial assets	755,655	712,335
Financial Assets | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	3,195	2,722
Loans and advances to customers 7	18,291	15,681
Securities at amortised cost
Financial assets	€ 21,486	€ 18,403